ACQUISITION OF MEGAWOOD ENTERPRISES	12 Months Ended
Jan. 31, 2020
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
ACQUISITIONS
6.	ACQUISITION OF MEGAWOOD ENTERPRISES

On January 23, 2019, the Company acquired all shares of Megawood Enterprises, Inc., a licensed cannabis retail operation located in Portland, Oregon for total consideration of $794,888 comprised of consideration paid/payable of $650,000, closing working capital deficit of $30,112, and a convertible promissory note for $175,000.

This acquisition is being accounted for using the acquisition method, in accordance with IFRS 3, with the assets and liabilities acquired recorded at their fair values at the acquisition date.

The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values of the net assets acquired is recorded as goodwill.

The purchase price and the allocation of the purchase price is as follows:
- $ -
Cash	38,570
Inventory	46,162
Other assets	10,705
Property and equipment	40,983
Right-of-use asset	221,007
Lease liability	(221,007)
Dispensary license	50,000
Goodwill	689,328
Accounts payable and accrued liabilities	(80,860)
Total assets and liabilities acquired	794,888
Cash consideration paid	280,000
Consideration payable	231,395
Convertible promissory note	175,000
Advances to vendor cancelled upon closing	138,605
Closing working capital deficit receivable	(30,112)
Total consideration	794,888

At January 31, 2020, it was determined that the goodwill amounts for Megawood were impaired and should be written off.  The Company has written off $689,328 of goodwill in relation to Megawood for the year ended January 31, 2020 (Note 14).